Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Oct. 01, 2012
(WF WealthBuilder Conservative Allocation Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
Performance Since 9/30/2004	5.54%
(WF WealthBuilder Conservative Allocation Portfolio) | WealthBuilder Conservative Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.89%
5 Years	5.42%
Performance Since 9/30/2004	5.41%
(WF WealthBuilder Conservative Allocation Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Performance Since 9/30/2004	3.80%
(WF WealthBuilder Conservative Allocation Portfolio) | WealthBuilder Conservative Allocation Portfolio
Average Annual Return:
1 Year	(0.89%)
5 Years	2.72%
Performance Since 9/30/2004	3.40%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Conservative Allocation Portfolio) | WealthBuilder Conservative Allocation Portfolio | (after taxes on distributions)
Average Annual Return:
1 Year	(1.95%)
5 Years	1.63%
Performance Since 9/30/2004	2.41%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Conservative Allocation Portfolio) | WealthBuilder Conservative Allocation Portfolio | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.28%)
5 Years	1.73%
Performance Since 9/30/2004	2.37%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Moderate Balanced Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
Performance Since 9/30/2004	5.54%
(WF WealthBuilder Moderate Balanced Portfolio) | Wealthbuilder Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.84%
5 Years	4.20%
Performance Since 9/30/2004	5.18%
(WF WealthBuilder Moderate Balanced Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Performance Since 9/30/2004	3.80%
(WF WealthBuilder Moderate Balanced Portfolio) | WealthBuilder Moderate Balanced Portfolio
Average Annual Return:
1 Year	(3.27%)
5 Years	1.02%
Performance Since 9/30/2004	3.14%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Moderate Balanced Portfolio) | WealthBuilder Moderate Balanced Portfolio | (after taxes on distributions)
Average Annual Return:
1 Year	(3.87%)
5 Years	0.18%
Performance Since 9/30/2004	2.37%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Moderate Balanced Portfolio) | WealthBuilder Moderate Balanced Portfolio | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.10%)
5 Years	0.41%
Performance Since 9/30/2004	2.28%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Growth Balanced Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WF WealthBuilder Growth Balanced Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WF WealthBuilder Growth Balanced Portfolio) | WealthBuilder Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.39%
5 Years	2.49%
10 Years	4.24%
(WF WealthBuilder Growth Balanced Portfolio) | WealthBuilder Growth Balanced Portfolio
Average Annual Return:
1 Year	(6.04%)
5 Years	(1.26%)
10 Years	2.19%
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Growth Balanced Portfolio) | WealthBuilder Growth Balanced Portfolio | (after taxes on distributions)
Average Annual Return:
1 Year	(6.38%)
5 Years	(2.05%)
10 Years	1.45%
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Growth Balanced Portfolio) | WealthBuilder Growth Balanced Portfolio | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.90%)
5 Years	(1.43%)
10 Years	1.55%
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Growth Allocation Portfolio) | WealthBuilder Growth Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.45%
5 Years	1.36%
Performance Since 9/30/2004	4.37%
(WF WealthBuilder Growth Allocation Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
Performance Since 9/30/2004	5.54%
(WF WealthBuilder Growth Allocation Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Performance Since 9/30/2004	3.80%
(WF WealthBuilder Growth Allocation Portfolio) | WealthBuilder Growth Allocation Portfolio
Average Annual Return:
1 Year	(7.41%)
5 Years	(2.48%)
Performance Since 9/30/2004	2.10%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Growth Allocation Portfolio) | WealthBuilder Growth Allocation Portfolio | (after taxes on distributions)
Average Annual Return:
1 Year	(7.61%)
5 Years	(2.99%)
Performance Since 9/30/2004	1.61%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Growth Allocation Portfolio) | WealthBuilder Growth Allocation Portfolio | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.79%)
5 Years	(2.30%)
Performance Since 9/30/2004	1.59%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Equity Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WF WealthBuilder Equity Portfolio) | WealthBuilder Equity Portfolio
Average Annual Return:
1 Year	(8.98%)
5 Years	(3.59%)
10 Years	0.98%
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Equity Portfolio) | WealthBuilder Equity Portfolio | (after taxes on distributions)
Average Annual Return:
1 Year	(8.98%)
5 Years	(4.11%)
10 Years	0.65%
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Equity Portfolio) | WealthBuilder Equity Portfolio | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.84%)
5 Years	(3.10%)
10 Years	0.80%
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Tactical Equity Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WF WealthBuilder Tactical Equity Portfolio) | WealthBuilder Tactical Equity Portfolio
Average Annual Return:
1 Year	(6.12%)
5 Years	(3.12%)
10 Years	2.39%
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Tactical Equity Portfolio) | WealthBuilder Tactical Equity Portfolio | (after taxes on distributions)
Average Annual Return:
1 Year	(6.12%)
5 Years	(3.71%)
10 Years	2.02%
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Tactical Equity Portfolio) | WealthBuilder Tactical Equity Portfolio | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.98%)
5 Years	(2.74%)
10 Years	1.99%
Inception Date of Share Class	Oct. 01, 1997